Related Party Transactions (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue, remaining performance obligation, expected timing of satisfaction	7 years	7 years
Business Combination, Consideration Transferred	¥ 1,200	$ 168
Du Xiaoman
Related Party Transaction [Line Items]
Long-term interest-bearing loan receivable | ¥			¥ 500
Long term due date, Start	Nov. 13, 2021	Nov. 13, 2021
Long term due date, End	Aug. 24, 2023	Aug. 24, 2023
Du Xiaoman | November Thirteen Two Thousand Twenty One Long Term Loans [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Long term loans, interest rate			3.78%
Du Xiaoman | November Thirteen Two Thousand Twenty One Long Term Loans [Member] | Currently Stated [Member]
Related Party Transaction [Line Items]
Long term loans, interest rate	0.00%	0.00%
Du Xiaoman | August Twenty Four Two Thousand Twenty Three Long Term Loan [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Long term loans, interest rate			4.28%
Du Xiaoman | August Twenty Four Two Thousand Twenty Three Long Term Loan [Member] | Currently Stated [Member]
Related Party Transaction [Line Items]
Long term loans, interest rate	0.00%	0.00%
Service Provided
Related Party Transaction [Line Items]
Long term loans, interest rate	5.00%	5.00%
Investee A
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred | $		$ 300
Minimum | Service Provided | Du Xiaoman
Related Party Transaction [Line Items]
Long term loans, interest rate	0.00%	0.00%	4.28%
Maximum | Service Provided | Du Xiaoman
Related Party Transaction [Line Items]
Long term loans, interest rate	0.50%	0.50%	5.00%